Share capital (Details)	1 Months Ended	12 Months Ended
	Feb. 14, 2018 CAD ($)	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 Number	Dec. 31, 2016	Dec. 31, 2015 CAD ($) Number	Dec. 31, 2015 USD ($) Number
Disclosure of share capital [Line Items]
Balance | Number		5,243,334	5,243,334			6,589,834
Granted, Number outstanding | Number		2,400,000	2,400,000
Exercised, Number outstanding | Number						(152,000)
Forfeited, Number outstanding | Number		(10,000)	(10,000)			(72,000)
Expired, Number outstanding | Number		(2,255,000)	(2,255,000)			(1,122,500)
Balance | Number		5,378,334	5,378,334			5,243,334		6,589,834	6,589,834
Balance		$ 0.43		$ 0.72
Weighted average exercise price of share options granted in share-based payment arrangement		0.23
Weighted average exercise price of share options forfeited in share-based payment arrangement		0.26		0.47
Weighted average exercise price of share options expired in share-based payment arrangement		0.57		2.17
Weighted average exercise price of share options exercised in share-based payment arrangement				0.26
Balance		$ 0.28		0.43				$ 0.72
Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Balance | Number		4,280,672	4,280,672			6,485,667
Granted, Number outstanding	1,968,000	4,000,000	4,000,000			(614,995)
Exercised, Number outstanding		(458,335)	(458,335)			(1,305,000)	387,048
Forfeited, Number outstanding | Number		(257,000)	(257,000)			(285,000)
Expired, Number outstanding | Number		(1,415,000)	(1,415,000)
Balance | Number		6,150,337	6,150,337			4,280,672		6,485,667	6,485,667
Balance		$ 1.43		2.16
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.69	1.4
Weighted average exercise price of share options forfeited in share-based payment arrangement		1.63		2.08
Weighted average exercise price of share options expired in share-based payment arrangement		2.34		5.31
Weighted average exercise price of share options exercised in share-based payment arrangement		0.44	$ 1.32	0.59	$ 1.27				$ 0
Balance		$ 1.27		$ 1.43				$ 2.16